Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
16.	Revenue

For the years ended December 31, 2023, 2024 and 2025, all of the Group’s revenue was generated in the PRC. The disaggregated revenues were as follows:

	For the years ended December 31,
	2023	2024	2025
Revenue from third parties:
Tuition fees	30,626,298	15,416,740	13,863,581
Course design, development and training	4,766,127	6,839,135	5,101,952
Accommodation	5,963,281	4,032,860	3,580,137
Healthcare support services	-	780,233	2,568,905
Uniforms, learning materials and other campus necessities	2,937,007	2,164,187	2,070,624
Meals	1,925,744	-	986,477
Comprehensive human resource services	653,149	1,263,810	847,756
Rental revenue	746,294	888,470	983,125
Others	2,443,231	660,940	226,875
Subtotal	50,061,131	32,046,375	30,229,432

Revenue from related parties:
Rental revenue	754,285	754,285	377,143
Others	-	-	226,415
Subtotal	754,285	754,285	603,558

Total revenue	50,815,416	32,800,660	30,832,990

(1)	Tuition and accommodation fees, revenue from course design, development and training, rental revenue, comprehensive human resource services and healthcare support services fee were recognized over time, amounted to RMB42,856,285, RMB27,931,490 and RMB27,549,014 for the years ended December 31, 2023, 2024 and 2025, respectively. Other types of revenue were recognized at a point of time.

As of December 31, 2025, revenue for unsatisfied performance obligations expected to be recognized in year 2026 is RMB7,796,228 which primarily relates to education services and accommodation services to be delivered in the future to the students.